Frontegra Sky International Equity Fund (Prospectus Summary) | Frontegra Sky International Equity Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra Sky International Equity Fund (the "Fund") is

capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees Frontegra Sky International Equity Fund	Institutional Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable) (a service fee of $15 will be imposed for shares redeemed by wire)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Frontegra Sky International Equity Fund		Institutional Class	Class Y
Management Fees		0.95%	0.95%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.81%	0.96%
Total Annual Fund Operating Expenses		1.76%	2.16%
Fee Waiver	[2]	(0.97%)	(0.97%)
Total Annual Fund Operating Expenses After Fee Waiver		0.79%	1.19%
[1]	"Other Expenses" are estimates for the fiscal year ended June 30, 2012 and, with respect to Class Y shares, include a shareholder servicing fee of 0.15%.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc., the Fund's investment adviser ("Frontegra"), and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.79% and 1.19% of the Fund's average daily net assets for the Institutional Class and Class Y shares, respectively. The expense cap agreement will continue in effect until October 31, 2012 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Frontegra Sky International Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	81	459
Class Y	121	583

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy.
The Fund normally invests at least 80% of its assets in a diversified portfolio of equity securities (including common, convertible and preferred stocks) of companies located in a number of different industrialized countries outside of North America, which consists of those countries that are represented in the MSCI EAFE Index.  The Fund invests primarily in developed markets but may invest up to 15% of its total assets in securities that trade in emerging or developing markets.  The Fund invests primarily in large- and mid-cap companies with market capitalizations in excess of U.S. $2 billion at the time of purchase.

In constructing a portfolio for the Fund, the Fund's subadviser, Sky Investment

Counsel Inc. ("Sky"), generally invests in companies that it believes are attractively valued and that have superior management, industry leadership, a high level of profitability compared to their competitors, a sound financial position and strong earnings growth.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Foreign Securities Risks.  The Fund's foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that Sky would like to sell.  Sky may have to lower the price, sell other securities instead or forego an investment opportunity.

Mid-Cap Companies Risks.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, the performance of mid-cap companies may be more volatile and mid-cap securities tend to be less liquid than securities of larger companies.

Currency Risks.  The value of the Fund's foreign securities as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Emerging Markets Risks.  The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Value Investing Risks.  Sky invests in stocks that it believes are undervalued.

Value stocks may never increase in price or pay dividends, or may decline even further if the market fails to recognize the company's value.

Region or Sector Risks.  The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Performance.
Performance information for the Fund is not included because the

Fund has not commenced operations.